UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

February 28, 2009

1.814104.104

SDI-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 17.7%
	Principal Amount	Value
Convertible Bonds - 15.5%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp. 2% 4/15/21	$ 290,000	$ 259,028
Scientific Games Corp. 0.75% 12/1/24 (e)	240,000	208,344
		467,372
Media - 0.6%
Interpublic Group of Companies, Inc. 4.75% 3/15/23	580,000	358,092
Lamar Advertising Co. 2.875% 12/31/10	1,940,000	1,455,000
Regal Entertainment Group 6.25% 3/15/11 (g)	1,130,000	1,005,700
		2,818,792
Specialty Retail - 0.1%
United Auto Group, Inc. 3.5% 4/1/26	260,000	167,952
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	200,000	129,500
TOTAL CONSUMER DISCRETIONARY		3,583,616
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Molson Coors Brewing Co. 2.5% 7/30/13	970,000	991,049
Food & Staples Retailing - 0.7%
Nash-Finch Co. 1.6314% 3/15/35 (e)	1,320,000	511,183
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	5,470,000	2,844,400
		3,355,583
Food Products - 0.5%
Archer Daniels Midland Co. 0.875% 2/15/14	900,000	828,000
Smithfield Foods, Inc. 4% 6/30/13	980,000	605,738
Tyson Foods, Inc. 3.25% 10/15/13	1,070,000	889,309
		2,323,047
Personal Products - 0.2%
Chattem, Inc.:
1.625% 5/1/14	430,000	372,638
2% 11/15/13	210,000	226,086
		598,724
TOTAL CONSUMER STAPLES		7,268,403
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
SESI LLC 1.5% 12/15/26 (e)(g)	$ 690,000	$ 497,214
Oil, Gas & Consumable Fuels - 1.2%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,960,000	1,341,424
Chesapeake Energy Corp. 2.5% 5/15/37	3,980,000	2,416,656
Peabody Energy Corp. 4.75% 12/15/66	2,930,000	1,985,075
		5,743,155
TOTAL ENERGY		6,240,369
FINANCIALS - 1.7%
Diversified Financial Services - 0.4%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (g)	2,300,000	1,822,750
Real Estate Investment Trusts - 1.3%
Health Care REIT, Inc. 4.75% 12/1/26	2,910,000	2,559,927
Host Hotels & Resorts LP 2.625% 4/15/27 (g)	735,000	532,875
SL Green Realty Corp. 3% 3/30/27 (g)	600,000	365,250
Ventas, Inc. 3.875% 11/15/11 (g)	3,220,000	2,608,200
		6,066,252
TOTAL FINANCIALS		7,889,002
HEALTH CARE - 4.0%
Biotechnology - 0.7%
Amgen, Inc.:
0.125% 2/1/11	1,300,000	1,197,703
0.375% 2/1/13	1,310,000	1,159,350
Cephalon, Inc. 2% 6/1/15	420,000	589,890
Gilead Sciences, Inc. 0.625% 5/1/13	280,000	348,964
		3,295,907
Health Care Equipment & Supplies - 1.8%
Beckman Coulter, Inc.:
2.5% 12/15/36 (g)	2,000,000	1,807,600
2.5% 12/15/36	1,430,000	1,292,434
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	4,000,000	3,040,000
3% 5/15/16	1,700,000	1,292,000
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	$ 600,000	$ 409,920
Medtronic, Inc. 1.625% 4/15/13	590,000	513,330
		8,355,284
Health Care Providers & Services - 0.8%
Chemed Corp. 1.875% 5/15/14	150,000	110,625
LifePoint Hospitals, Inc. 3.5% 5/15/14	5,280,000	3,802,656
		3,913,281
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,270,000	1,993,900
Pharmaceuticals - 0.3%
Mylan, Inc.:
1.25% 3/15/12	790,000	664,627
3.75% 9/15/15 (g)	450,000	481,185
		1,145,812
TOTAL HEALTH CARE		18,704,184
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
Alliant Techsystems, Inc.:
2.75% 9/15/11	730,000	705,618
3% 8/15/24	1,080,000	1,116,828
		1,822,446
Commercial Services & Supplies - 0.0%
United Rentals North America, Inc. 1.875% 10/15/23	140,000	92,778
Construction & Engineering - 0.1%
Quanta Services, Inc. 3.75% 4/30/26	190,000	188,100
Electrical Equipment - 0.2%
General Cable Corp.:
0.875% 11/15/13	570,000	370,500
1% 10/15/12	990,000	673,497
		1,043,997
Machinery - 0.2%
AGCO Corp. 1.25% 12/15/36	380,000	280,022
Barnes Group, Inc.:
3.375% 3/15/27	320,000	187,200
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Barnes Group, Inc.: - continued
3.75% 8/1/25	$ 220,000	$ 181,500
Danaher Corp. 0% 1/22/21	130,000	107,146
		755,868
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12	190,000	89,737
Professional Services - 0.2%
CBIZ, Inc. 3.125% 6/1/26	270,000	233,888
FTI Consulting, Inc. 3.75% 7/15/12	510,000	646,425
		880,313
TOTAL INDUSTRIALS		4,873,239
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.7%
Finisar Corp. 2.5% 10/15/10	2,250,000	1,124,775
L-3 Communications Corp. 3% 8/1/35	1,290,000	1,254,525
Lucent Technologies, Inc.:
2.875% 6/15/23	700,000	593,250
2.875% 6/15/25	800,000	347,688
		3,320,238
Computers & Peripherals - 0.4%
EMC Corp.:
1.75% 12/1/11	310,000	301,956
1.75% 12/1/13	1,240,000	1,171,502
Maxtor Corp. 2.375% 8/15/12	390,000	231,348
		1,704,806
Electronic Equipment & Components - 0.6%
Anixter International, Inc. 0% 7/7/33	190,000	98,148
Flextronics International Ltd. 1% 8/1/10	697,000	625,558
FLIR Systems, Inc. 3% 6/1/23	40,000	73,576
Itron, Inc. 2.5% 8/1/26	870,000	806,751
L-1 Identity Solutions, Inc. 3.75% 5/15/27	2,075,000	1,318,248
		2,922,281
Internet Software & Services - 0.3%
VeriSign, Inc. 3.25% 8/15/37	1,930,000	1,305,066
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 1.0%
CACI International, Inc. 2.125% 5/1/14	$ 4,410,000	$ 4,165,245
VeriFone Holdings, Inc. 1.375% 6/15/12	870,000	399,069
		4,564,314
Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices, Inc. 6% 5/1/15	2,240,000	817,600
Amkor Technology, Inc. 2.5% 5/15/11	190,000	113,468
Diodes, Inc. 2.25% 10/1/26	420,000	296,520
Intel Corp. 2.95% 12/15/35	1,560,000	1,202,573
Micron Technology, Inc. 1.875% 6/1/14	460,000	170,136
ON Semiconductor Corp. 2.625% 12/15/26	1,860,000	1,175,334
		3,775,631
Software - 0.2%
Symantec Corp. 1% 6/15/13	1,130,000	1,046,663
TOTAL INFORMATION TECHNOLOGY		18,638,999
MATERIALS - 0.2%
Chemicals - 0.1%
Ferro Corp. 6.5% 8/15/13	400,000	134,500
Metals & Mining - 0.1%
Century Aluminum Co. 1.75% 8/1/24	350,000	161,000
Newmont Mining Corp. 3% 2/15/12	190,000	222,300
Placer Dome, Inc. 2.75% 10/15/23	150,000	194,820
		578,120
TOTAL MATERIALS		712,620
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc. 3.5% 11/15/25	770,000	703,588
Time Warner Telecom, Inc. 2.375% 4/1/26	660,000	455,400
		1,158,988
Wireless Telecommunication Services - 0.5%
American Tower Corp. 3% 8/15/12	100,000	142,110
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Leap Wireless International, Inc. 4.5% 7/15/14 (g)	$ 3,130,000	$ 2,131,217
Nextel Communications, Inc. 5.25% 1/15/10	180,000	169,200
		2,442,527
TOTAL TELECOMMUNICATION SERVICES		3,601,515
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 2.875% 12/1/24	230,000	225,607
TOTAL CONVERTIBLE BONDS		71,737,554
Nonconvertible Bonds - 2.2%
FINANCIALS - 1.8%
Capital Markets - 0.5%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,149,860
Lehman Brothers Holdings, Inc.:
2.0863% (d)(h)	1,000,000	100
5.857% (d)(h)	1,000,000	100
		2,150,060
Commercial Banks - 0.5%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	840,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	710,000
Wells Fargo Capital XIII 7.7% (h)	2,000,000	973,760
		2,523,760
Diversified Financial Services - 0.8%
Citigroup, Inc. 8.4% (h)	1,000,000	325,000
Goldman Sachs Capital II 5.793% (h)	2,000,000	776,832
JPMorgan Chase & Co. 7.9% (h)	4,000,000	2,759,440
		3,861,272
TOTAL FINANCIALS		8,535,092
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	$ 3,000,000	$ 1,830,000
TOTAL NONCONVERTIBLE BONDS		10,365,092
TOTAL CORPORATE BONDS (Cost $103,872,050)		82,102,646
Common Stocks - 59.2%
	Shares
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.2%
Federal-Mogul Corp. Class A (a)	118,800	768,636
Gentex Corp.	35,700	285,600
		1,054,236
Diversified Consumer Services - 0.5%
Brinks Home Security Holdings, Inc. (a)	23,800	499,086
H&R Block, Inc.	41,600	794,560
Hillenbrand, Inc.	71,300	1,195,701
		2,489,347
Hotels, Restaurants & Leisure - 0.8%
Gaylord Entertainment Co. (a)(f)	47,800	313,568
Las Vegas Sands Corp. unit	16,900	642,200
McDonald's Corp.	44,649	2,332,910
WMS Industries, Inc. (a)	13,000	235,690
		3,524,368
Household Durables - 2.2%
Black & Decker Corp.	23,600	558,612
Centex Corp.	153,900	955,719
D.R. Horton, Inc.	150,358	1,270,525
KB Home	160,098	1,424,872
Meritage Homes Corp. (a)	131,900	1,308,448
NVR, Inc. (a)	2,100	698,817
Pulte Homes, Inc.	197,200	1,810,296
Ryland Group, Inc.	100,900	1,425,717
The Stanley Works	23,510	629,128
		10,082,134
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.4%
The Walt Disney Co.	59,600	$ 999,492
Time Warner, Inc.	109,100	832,433
		1,831,925
Specialty Retail - 1.1%
Home Depot, Inc.	100,600	2,101,534
Lowe's Companies, Inc.	52,200	826,848
OfficeMax, Inc.	91,600	349,912
Staples, Inc.	57,000	909,150
The Children's Place Retail Stores, Inc. (a)	51,840	947,635
		5,135,079
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	14,700	506,709
VF Corp.	14,100	731,790
		1,238,499
TOTAL CONSUMER DISCRETIONARY		25,355,588
CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Carlsberg AS:
Series A	12,500	480,522
Series B	3,475	117,102
Molson Coors Brewing Co. Class B	10,900	384,007
The Coca-Cola Co.	24,321	993,513
		1,975,144
Food & Staples Retailing - 0.7%
Kroger Co.	41,600	859,872
Wal-Mart Stores, Inc.	42,500	2,092,700
Winn-Dixie Stores, Inc. (a)	35,666	344,890
		3,297,462
Food Products - 0.7%
B&G Foods, Inc. unit	156,900	1,471,722
Cermaq ASA	2,800	11,328
Ralcorp Holdings, Inc. (a)	13,900	842,340
Tyson Foods, Inc. Class A	86,500	729,195
		3,054,585
Household Products - 0.6%
Procter & Gamble Co.	55,400	2,668,618
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
British American Tobacco PLC (United Kingdom)	55,300	$ 1,413,343
Philip Morris International, Inc.	44,000	1,472,680
		2,886,023
TOTAL CONSUMER STAPLES		13,881,832
ENERGY - 8.7%
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc. (a)	80,300	2,146,419
Noble Corp.	56,250	1,383,188
		3,529,607
Oil, Gas & Consumable Fuels - 7.9%
Chesapeake Energy Corp.	90,800	1,420,112
Chevron Corp.	111,300	6,757,023
ConocoPhillips	81,200	3,032,820
Exxon Mobil Corp.	266,340	18,084,475
Foundation Coal Holdings, Inc.	72,700	1,169,016
Noble Energy, Inc.	35,000	1,593,900
Range Resources Corp.	34,000	1,209,380
Southwestern Energy Co. (a)	75,800	2,180,766
Ultra Petroleum Corp. (a)	38,500	1,352,890
		36,800,382
TOTAL ENERGY		40,329,989
FINANCIALS - 20.0%
Capital Markets - 2.0%
Bank of New York Mellon Corp.	95,139	2,109,232
Charles Schwab Corp.	87,500	1,112,125
Goldman Sachs Group, Inc.	34,000	3,096,720
Morgan Stanley	141,200	2,759,048
		9,077,125
Commercial Banks - 2.3%
Comerica, Inc.	46,700	700,967
KeyCorp	188,700	1,322,787
Pacific Continental Corp.	35,500	399,020
PacWest Bancorp	61,800	845,424
PNC Financial Services Group, Inc.	34,300	937,762
TCF Financial Corp.	63,600	779,736
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	110,700	$ 1,584,117
Wells Fargo & Co.	336,500	4,071,650
		10,641,463
Diversified Financial Services - 2.2%
Bank of America Corp.	553,569	2,186,598
Citigroup, Inc.	526,300	789,450
JPMorgan Chase & Co.	317,740	7,260,359
		10,236,407
Insurance - 2.4%
ACE Ltd.	31,900	1,164,669
Axis Capital Holdings Ltd.	82,918	1,855,705
Endurance Specialty Holdings Ltd.	71,500	1,599,455
Everest Re Group Ltd.	51,700	3,367,221
MetLife, Inc.	25,798	476,231
Reinsurance Group of America, Inc.	9,761	265,499
RenaissanceRe Holdings Ltd.	28,800	1,296,864
The Travelers Companies, Inc.	34,000	1,229,100
		11,254,744
Real Estate Investment Trusts - 10.5%
Alexandria Real Estate Equities, Inc.	32,800	1,310,688
American Campus Communities, Inc.	34,000	582,080
Apartment Investment & Management Co. Class A	153,984	803,796
AvalonBay Communities, Inc.	21,675	919,454
Boston Properties, Inc.	37,314	1,383,976
Camden Property Trust (SBI)	74,400	1,397,976
CBL & Associates Properties, Inc.	233,700	724,470
Corporate Office Properties Trust (SBI)	85,400	2,135,000
Developers Diversified Realty Corp.	169,500	500,025
DiamondRock Hospitality Co.	225,800	697,722
Digital Realty Trust, Inc.	86,900	2,597,441
Duke Realty LP	100,200	691,380
Equity Residential (SBI)	96,180	1,692,768
HCP, Inc.	74,100	1,353,807
Healthcare Realty Trust, Inc.	115,600	1,675,044
Highwoods Properties, Inc. (SBI)	124,500	2,351,805
Home Properties, Inc. (f)	52,400	1,390,696
Host Hotels & Resorts, Inc.	92,845	343,527
Inland Real Estate Corp.	130,900	1,021,020
Kilroy Realty Corp.	26,300	489,443
Kimco Realty Corp.	105,538	934,011
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties (SBI)	89,700	$ 477,204
Omega Healthcare Investors, Inc.	46,500	610,545
Plum Creek Timber Co., Inc.	43,500	1,141,005
Potlatch Corp.	59,830	1,362,329
ProLogis Trust	268,165	1,552,675
Public Storage	58,036	3,219,837
Rayonier, Inc.	30,120	801,192
Regency Centers Corp.	53,500	1,443,430
Simon Property Group, Inc.	103,910	3,439,421
SL Green Realty Corp.	91,800	1,066,716
Sunstone Hotel Investors, Inc.	364,256	797,721
Tanger Factory Outlet Centers, Inc. (f)	31,400	866,640
The Macerich Co. (f)	73,700	841,654
UDR, Inc.	76,000	601,160
Ventas, Inc.	121,300	2,616,441
Vornado Realty Trust	88,950	2,911,334
Westfield Group unit	4,986	33,436
		48,778,869
Real Estate Management & Development - 0.5%
Brookfield Properties Corp.	88,800	439,561
CB Richard Ellis Group, Inc. Class A (a)	373,600	1,079,704
Forestar Group, Inc. (a)	98,300	739,216
		2,258,481
Thrifts & Mortgage Finance - 0.1%
Washington Federal, Inc.	63,185	719,677
TOTAL FINANCIALS		92,966,766
HEALTH CARE - 6.8%
Biotechnology - 0.7%
Amgen, Inc. (a)	51,700	2,529,681
Biogen Idec, Inc. (a)	16,900	778,076
		3,307,757
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	30,000	1,527,300
C.R. Bard, Inc.	15,088	1,210,963
Covidien Ltd.	55,582	1,760,282
Hospira, Inc. (a)	25,900	600,880
		5,099,425
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.	23,700	$ 752,712
Capital Senior Living Corp. (a)	10,500	30,450
Emeritus Corp. (a)	124,401	835,975
Medco Health Solutions, Inc. (a)	26,370	1,070,095
Universal Health Services, Inc. Class B	18,600	685,038
		3,374,270
Pharmaceuticals - 4.3%
Johnson & Johnson	79,400	3,970,000
Merck & Co., Inc.	121,900	2,949,980
Pfizer, Inc.	555,800	6,841,898
Schering-Plough Corp.	82,900	1,441,631
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,700	1,234,866
Wyeth	79,400	3,241,108
		19,679,483
TOTAL HEALTH CARE		31,460,935
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.8%
Heico Corp. Class A	16,414	327,788
Lockheed Martin Corp.	9,500	599,545
Northrop Grumman Corp.	31,700	1,184,312
Raytheon Co.	21,000	839,370
Stanley, Inc. (a)	20,600	638,806
		3,589,821
Airlines - 0.1%
AirTran Holdings, Inc. (a)	57,521	171,988
Delta Air Lines, Inc. (a)	57,375	288,596
US Airways Group, Inc. (a)	36,500	104,025
		564,609
Building Products - 0.3%
Masco Corp.	75,900	390,885
Owens Corning (a)	111,900	934,365
		1,325,250
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	55,400	431,566
Republic Services, Inc.	80,470	1,601,353
		2,032,919
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.3%
Cummins, Inc.	31,100	$ 646,880
PACCAR, Inc.	33,200	832,324
		1,479,204
Professional Services - 0.1%
Equifax, Inc.	25,700	552,550
Road & Rail - 0.5%
Con-way, Inc.	58,594	885,355
Ryder System, Inc.	17,400	397,764
Union Pacific Corp.	22,400	840,448
		2,123,567
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	21,500	235,855
TOTAL INDUSTRIALS		11,903,775
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	83,300	1,213,681
Juniper Networks, Inc. (a)	116,700	1,658,307
		2,871,988
Computers & Peripherals - 0.4%
International Business Machines Corp.	14,400	1,325,232
NCR Corp. (a)	87,900	696,168
		2,021,400
Electronic Equipment & Components - 1.6%
Agilent Technologies, Inc. (a)	12,500	173,375
Amphenol Corp. Class A	124,600	3,167,332
Arrow Electronics, Inc. (a)	72,233	1,201,235
Avnet, Inc. (a)	67,700	1,169,179
Flextronics International Ltd. (a)	105,400	217,124
Ingram Micro, Inc. Class A (a)	89,350	973,022
Tyco Electronics Ltd.	33,325	315,921
		7,217,188
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	72,400	1,399,492
IT Services - 1.4%
Fidelity National Information Services, Inc.	43,000	752,500
Lender Processing Services, Inc.	75,182	1,969,017
NCI, Inc. Class A (a)	71,340	1,940,448
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	37,400	$ 417,384
Visa, Inc.	26,700	1,514,157
		6,593,506
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	42,600	794,064
Applied Materials, Inc.	92,500	851,925
ASML Holding NV (NY Shares)	55,500	839,715
Intel Corp.	108,100	1,377,194
Lam Research Corp. (a)	43,395	848,806
ON Semiconductor Corp. (a)	379,300	1,388,238
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	116,333	877,151
Texas Instruments, Inc.	100,800	1,446,480
Varian Semiconductor Equipment Associates, Inc. (a)	65,200	1,189,900
		9,613,473
TOTAL INFORMATION TECHNOLOGY		29,717,047
MATERIALS - 1.3%
Chemicals - 0.6%
Albemarle Corp.	51,856	1,003,414
Arkema	16,100	214,571
Celanese Corp. Class A	82,100	701,134
Lubrizol Corp.	15,919	437,613
Solutia, Inc. (a)	98,620	369,825
		2,726,557
Containers & Packaging - 0.4%
Pactiv Corp. (a)	38,100	603,123
Rock-Tenn Co. Class A	16,900	466,609
Temple-Inland, Inc.	123,711	587,627
		1,657,359
Metals & Mining - 0.3%
Barrick Gold Corp.	10,600	320,379
Freeport-McMoRan Copper & Gold, Inc. Class B	10,600	322,452
Goldcorp, Inc.	10,700	310,869
Kinross Gold Corp.	22,100	349,528
Newmont Mining Corp.	8,000	333,040
		1,636,268
TOTAL MATERIALS		6,020,184
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	271,115	$ 6,444,404
Verizon Communications, Inc.	148,200	4,228,146
		10,672,550
UTILITIES - 2.6%
Electric Utilities - 1.2%
Entergy Corp.	21,300	1,435,407
Exelon Corp.	56,500	2,667,930
FirstEnergy Corp.	38,100	1,621,536
		5,724,873
Multi-Utilities - 1.4%
Sempra Energy	59,700	2,481,729
Wisconsin Energy Corp.	99,700	3,970,054
		6,451,783
TOTAL UTILITIES		12,176,656
TOTAL COMMON STOCKS (Cost $420,322,901)		274,485,322
Preferred Stocks - 21.2%

Convertible Preferred Stocks - 6.7%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	1,903
Media - 0.2%
Emmis Communications Corp. Series A, 6.25%	10,100	19,998
Interpublic Group of Companies, Inc. 5.25%	2,500	896,875
		916,873
TOTAL CONSUMER DISCRETIONARY		918,776
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Archer Daniels Midland Co. 6.25%	26,300	929,442
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER STAPLES - continued
Food Products - continued
Bunge Ltd.:
4.875%	700	$ 44,442
5.125%	2,800	1,286,494
		2,260,378
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp. 4.50%	20,500	1,191,563
El Paso Corp.:
4.99% (g)	3,000	1,845,090
4.99%	2,200	1,353,066
		4,389,719
FINANCIALS - 1.1%
Commercial Banks - 0.5%
KeyCorp Series A, 7.75%	12,100	744,150
Wells Fargo & Co. 7.50%	3,439	1,581,940
		2,326,090
Diversified Financial Services - 0.5%
Bank of America Corp. Series L, 7.25%	3,582	1,271,610
Carriage Services Capital Trust 7.00% TIDES	45,000	1,125,000
CIT Group, Inc. Series C, 8.75%	8,000	119,360
		2,515,970
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	13,300	61,313
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	34,390	318,383
TOTAL FINANCIALS		5,221,756
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	2,800	1,093,708
Pharmaceuticals - 0.4%
Mylan, Inc. 6.50%	2,115	1,718,438
TOTAL HEALTH CARE		2,812,146
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
Avery Dennison Corp. 7.875%	14,800	$ 381,840
Road & Rail - 0.2%
Kansas City Southern 5.125%	1,645	1,124,325
TOTAL INDUSTRIALS		1,506,165
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies Capital Trust I 77.50%	600	150,000
MATERIALS - 1.3%
Chemicals - 0.2%
Celanese Corp. 4.25%	86,600	1,085,098
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	3,302	2,526,813
6.75%	48,000	2,596,176
		5,122,989
TOTAL MATERIALS		6,208,087
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 6.25% PIERS	7,200	309,600
UTILITIES - 1.6%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. 4.00% (g)	1,650	1,563,375
Multi-Utilities - 1.3%
CMS Energy Corp. 4.50%	100,000	5,874,000
TOTAL UTILITIES		7,437,375
TOTAL CONVERTIBLE PREFERRED STOCKS		31,214,002
Nonconvertible Preferred Stocks - 14.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	481,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
H.J. Heinz Finance Co. 8.00% (g)	30	$ 2,430,000
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	19,375	1,472,500
FINANCIALS - 5.5%
Capital Markets - 1.2%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	697,600
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	506,000
Series D, 4.00%	200,000	2,400,000
Morgan Stanley Capital I Trust 6.60%	120,000	1,701,600
		5,305,200
Commercial Banks - 1.7%
ABN AMRO Capital Funding Trust V 5.90%	20,000	70,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	144,228
Barclays Bank PLC Series 2	40,000	250,000
BNY Capital V 5.95%	115,000	1,979,150
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	1,000,000
Keycorp Capital IX 6.75%	40,000	417,200
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	160,000
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	300,000
6.50%	40,000	530,000
6.80%	160,000	1,953,600
USB Capital XII 6.30%	80,000	1,200,000
		8,004,178
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	15,420
Diversified Financial Services - 0.9%
Bank of America Corp.:
3.00%	70,000	309,400
4.00%	97,700	505,109
Series D, 6.204%	20,000	146,000
Series E, 4.00%	80,000	448,000
Series H, 8.20%	80,000	699,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Bank Capital Funding Trust VIII 6.375%	80,000	$ 704,000
General Electric Capital Corp. 6.05%	80,000	1,356,000
		4,167,709
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	424,000
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Series V, 8.00%	79,000	850,040
Hospitality Properties Trust:
Series B, 8.875%	125,000	1,525,000
Series C, 7.00%	100,000	1,009,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	342,000
Public Storage Series M, 6.625%	80,000	1,373,600
Vornado Realty Trust Series E, 7.00%	40,000	558,800
		5,658,440
Thrifts & Mortgage Finance - 0.4%
Fannie Mae:
Series E, 5.10%	27,562	6,891
Series H, 5.81%	71,200	119,616
Series I, 5.375%	5,000	6,750
Series L, 5.125%	140,900	112,720
Series N, 5.50%	92,650	74,120
Series O, 7.00%	42,200	37,136
Series R, 7.65%	40,000	28,000
Series T, 8.25%	40,000	30,000
Freddie Mac:
5.30%	40,000	14,000
Series F, 5.00%	68,500	32,880
Series H, 5.10%	10,300	4,223
Series K, 5.79%	25,200	12,600
Series O, 5.81%	19,500	15,600
Series R, 5.70%	117,000	76,050
Series S, 4.00%	10,000	5,000
Series U, 5.90%	40,000	14,000
Series V, 5.57%	566,000	181,120
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series W, 5.66%	161,600	$ 54,944
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	887,200
		1,712,850
TOTAL FINANCIALS		25,287,797
MATERIALS - 0.3%
Chemicals - 0.2%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	714,285
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400	393,600
TOTAL MATERIALS		1,107,885
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 6.375%	181,800	4,574,088
UTILITIES - 6.8%
Electric Utilities - 5.9%
Alabama Power Co.:
4.60%	2,000	80,000
5.20%	84,600	1,789,290
5.625%	80,000	1,540,000
6.45%	80,000	1,640,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	880,000
Duquesne Light Co. 6.50%	106,050	3,711,750
FPL Group Capital Trust I 5.875%	20,000	486,800
FPL Group Capital, Inc. Series E, 7.45%	80,000	2,052,800
Mid-American Energy Co. 4.40%	5,000	370,625
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	363,350
Series B, 5.50%	61,900	1,509,741
Series D 5.00%	69,200	1,522,400
PPL Electric Utilities Corp. 6.25%	230,000	4,980,949
Southern California Edison Co.:
6.125%	35,000	2,730,000
Series B, 4.08%	27,271	477,788
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
Series C:
4.24%	94,600	$ 1,702,800
6.00%	20,000	1,100,000
Series D, 4.32%	15,000	276,000
		27,214,293
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	276,000
Multi-Utilities - 0.9%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,443,944
San Diego Gas & Electric Co. 1.70%	67,548	1,661,262
		4,105,206
TOTAL UTILITIES		31,595,499
TOTAL NONCONVERTIBLE PREFERRED STOCKS		66,948,969
TOTAL PREFERRED STOCKS (Cost $204,913,757)		98,162,971
Preferred Securities - 0.3%
	Principal Amount
FINANCIALS - 0.3%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% 12/31/49 (g)(h)	$ 3,000,000	1,241,274
SunTrust Preferred Capital I 5.853% 12/15/49 (h)	1,000,000	212,221
		1,453,495
TOTAL PREFERRED SECURITIES (Cost $4,000,000)		1,453,495
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.59% (b)	4,927,654	$ 4,927,654
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	1,775,400	1,775,400
TOTAL MONEY MARKET FUNDS (Cost $6,703,054)		6,703,054
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $739,811,762)		462,907,488
NET OTHER ASSETS - 0.2%		958,397
NET ASSETS - 100%		$ 463,865,885
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,781,650 or 4.9% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,382
Fidelity Securities Lending Cash Central Fund	3,355
Total	$ 25,737
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 462,907,488	$ 325,551,014	$ 136,256,474	$ 1,100,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,000,000
Total Realized Gain (Loss)	(78,312)
Total Unrealized Gain (Loss)	(1,047,800)
Cost of Purchases	-
Proceeds of Sales	(231,688)
Amortization/Accretion	-
Transfer in/out of Level 3	457,800
Ending Balance	$ 1,100,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $755,197,579. Net unrealized depreciation aggregated $292,290,091, of which $7,473,377 related to appreciated investment securities and $299,763,468 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Certain of the Fund's securities are valued at period end by a single source or dealer. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.814340.104

ASDI-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 17.7%
	Principal Amount	Value
Convertible Bonds - 15.5%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp. 2% 4/15/21	$ 290,000	$ 259,028
Scientific Games Corp. 0.75% 12/1/24 (e)	240,000	208,344
		467,372
Media - 0.6%
Interpublic Group of Companies, Inc. 4.75% 3/15/23	580,000	358,092
Lamar Advertising Co. 2.875% 12/31/10	1,940,000	1,455,000
Regal Entertainment Group 6.25% 3/15/11 (g)	1,130,000	1,005,700
		2,818,792
Specialty Retail - 0.1%
United Auto Group, Inc. 3.5% 4/1/26	260,000	167,952
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	200,000	129,500
TOTAL CONSUMER DISCRETIONARY		3,583,616
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Molson Coors Brewing Co. 2.5% 7/30/13	970,000	991,049
Food & Staples Retailing - 0.7%
Nash-Finch Co. 1.6314% 3/15/35 (e)	1,320,000	511,183
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	5,470,000	2,844,400
		3,355,583
Food Products - 0.5%
Archer Daniels Midland Co. 0.875% 2/15/14	900,000	828,000
Smithfield Foods, Inc. 4% 6/30/13	980,000	605,738
Tyson Foods, Inc. 3.25% 10/15/13	1,070,000	889,309
		2,323,047
Personal Products - 0.2%
Chattem, Inc.:
1.625% 5/1/14	430,000	372,638
2% 11/15/13	210,000	226,086
		598,724
TOTAL CONSUMER STAPLES		7,268,403
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
SESI LLC 1.5% 12/15/26 (e)(g)	$ 690,000	$ 497,214
Oil, Gas & Consumable Fuels - 1.2%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,960,000	1,341,424
Chesapeake Energy Corp. 2.5% 5/15/37	3,980,000	2,416,656
Peabody Energy Corp. 4.75% 12/15/66	2,930,000	1,985,075
		5,743,155
TOTAL ENERGY		6,240,369
FINANCIALS - 1.7%
Diversified Financial Services - 0.4%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (g)	2,300,000	1,822,750
Real Estate Investment Trusts - 1.3%
Health Care REIT, Inc. 4.75% 12/1/26	2,910,000	2,559,927
Host Hotels & Resorts LP 2.625% 4/15/27 (g)	735,000	532,875
SL Green Realty Corp. 3% 3/30/27 (g)	600,000	365,250
Ventas, Inc. 3.875% 11/15/11 (g)	3,220,000	2,608,200
		6,066,252
TOTAL FINANCIALS		7,889,002
HEALTH CARE - 4.0%
Biotechnology - 0.7%
Amgen, Inc.:
0.125% 2/1/11	1,300,000	1,197,703
0.375% 2/1/13	1,310,000	1,159,350
Cephalon, Inc. 2% 6/1/15	420,000	589,890
Gilead Sciences, Inc. 0.625% 5/1/13	280,000	348,964
		3,295,907
Health Care Equipment & Supplies - 1.8%
Beckman Coulter, Inc.:
2.5% 12/15/36 (g)	2,000,000	1,807,600
2.5% 12/15/36	1,430,000	1,292,434
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	4,000,000	3,040,000
3% 5/15/16	1,700,000	1,292,000
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	$ 600,000	$ 409,920
Medtronic, Inc. 1.625% 4/15/13	590,000	513,330
		8,355,284
Health Care Providers & Services - 0.8%
Chemed Corp. 1.875% 5/15/14	150,000	110,625
LifePoint Hospitals, Inc. 3.5% 5/15/14	5,280,000	3,802,656
		3,913,281
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,270,000	1,993,900
Pharmaceuticals - 0.3%
Mylan, Inc.:
1.25% 3/15/12	790,000	664,627
3.75% 9/15/15 (g)	450,000	481,185
		1,145,812
TOTAL HEALTH CARE		18,704,184
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
Alliant Techsystems, Inc.:
2.75% 9/15/11	730,000	705,618
3% 8/15/24	1,080,000	1,116,828
		1,822,446
Commercial Services & Supplies - 0.0%
United Rentals North America, Inc. 1.875% 10/15/23	140,000	92,778
Construction & Engineering - 0.1%
Quanta Services, Inc. 3.75% 4/30/26	190,000	188,100
Electrical Equipment - 0.2%
General Cable Corp.:
0.875% 11/15/13	570,000	370,500
1% 10/15/12	990,000	673,497
		1,043,997
Machinery - 0.2%
AGCO Corp. 1.25% 12/15/36	380,000	280,022
Barnes Group, Inc.:
3.375% 3/15/27	320,000	187,200
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Barnes Group, Inc.: - continued
3.75% 8/1/25	$ 220,000	$ 181,500
Danaher Corp. 0% 1/22/21	130,000	107,146
		755,868
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12	190,000	89,737
Professional Services - 0.2%
CBIZ, Inc. 3.125% 6/1/26	270,000	233,888
FTI Consulting, Inc. 3.75% 7/15/12	510,000	646,425
		880,313
TOTAL INDUSTRIALS		4,873,239
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.7%
Finisar Corp. 2.5% 10/15/10	2,250,000	1,124,775
L-3 Communications Corp. 3% 8/1/35	1,290,000	1,254,525
Lucent Technologies, Inc.:
2.875% 6/15/23	700,000	593,250
2.875% 6/15/25	800,000	347,688
		3,320,238
Computers & Peripherals - 0.4%
EMC Corp.:
1.75% 12/1/11	310,000	301,956
1.75% 12/1/13	1,240,000	1,171,502
Maxtor Corp. 2.375% 8/15/12	390,000	231,348
		1,704,806
Electronic Equipment & Components - 0.6%
Anixter International, Inc. 0% 7/7/33	190,000	98,148
Flextronics International Ltd. 1% 8/1/10	697,000	625,558
FLIR Systems, Inc. 3% 6/1/23	40,000	73,576
Itron, Inc. 2.5% 8/1/26	870,000	806,751
L-1 Identity Solutions, Inc. 3.75% 5/15/27	2,075,000	1,318,248
		2,922,281
Internet Software & Services - 0.3%
VeriSign, Inc. 3.25% 8/15/37	1,930,000	1,305,066
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 1.0%
CACI International, Inc. 2.125% 5/1/14	$ 4,410,000	$ 4,165,245
VeriFone Holdings, Inc. 1.375% 6/15/12	870,000	399,069
		4,564,314
Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices, Inc. 6% 5/1/15	2,240,000	817,600
Amkor Technology, Inc. 2.5% 5/15/11	190,000	113,468
Diodes, Inc. 2.25% 10/1/26	420,000	296,520
Intel Corp. 2.95% 12/15/35	1,560,000	1,202,573
Micron Technology, Inc. 1.875% 6/1/14	460,000	170,136
ON Semiconductor Corp. 2.625% 12/15/26	1,860,000	1,175,334
		3,775,631
Software - 0.2%
Symantec Corp. 1% 6/15/13	1,130,000	1,046,663
TOTAL INFORMATION TECHNOLOGY		18,638,999
MATERIALS - 0.2%
Chemicals - 0.1%
Ferro Corp. 6.5% 8/15/13	400,000	134,500
Metals & Mining - 0.1%
Century Aluminum Co. 1.75% 8/1/24	350,000	161,000
Newmont Mining Corp. 3% 2/15/12	190,000	222,300
Placer Dome, Inc. 2.75% 10/15/23	150,000	194,820
		578,120
TOTAL MATERIALS		712,620
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc. 3.5% 11/15/25	770,000	703,588
Time Warner Telecom, Inc. 2.375% 4/1/26	660,000	455,400
		1,158,988
Wireless Telecommunication Services - 0.5%
American Tower Corp. 3% 8/15/12	100,000	142,110
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Leap Wireless International, Inc. 4.5% 7/15/14 (g)	$ 3,130,000	$ 2,131,217
Nextel Communications, Inc. 5.25% 1/15/10	180,000	169,200
		2,442,527
TOTAL TELECOMMUNICATION SERVICES		3,601,515
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 2.875% 12/1/24	230,000	225,607
TOTAL CONVERTIBLE BONDS		71,737,554
Nonconvertible Bonds - 2.2%
FINANCIALS - 1.8%
Capital Markets - 0.5%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,149,860
Lehman Brothers Holdings, Inc.:
2.0863% (d)(h)	1,000,000	100
5.857% (d)(h)	1,000,000	100
		2,150,060
Commercial Banks - 0.5%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	840,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	710,000
Wells Fargo Capital XIII 7.7% (h)	2,000,000	973,760
		2,523,760
Diversified Financial Services - 0.8%
Citigroup, Inc. 8.4% (h)	1,000,000	325,000
Goldman Sachs Capital II 5.793% (h)	2,000,000	776,832
JPMorgan Chase & Co. 7.9% (h)	4,000,000	2,759,440
		3,861,272
TOTAL FINANCIALS		8,535,092
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	$ 3,000,000	$ 1,830,000
TOTAL NONCONVERTIBLE BONDS		10,365,092
TOTAL CORPORATE BONDS (Cost $103,872,050)		82,102,646
Common Stocks - 59.2%
	Shares
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.2%
Federal-Mogul Corp. Class A (a)	118,800	768,636
Gentex Corp.	35,700	285,600
		1,054,236
Diversified Consumer Services - 0.5%
Brinks Home Security Holdings, Inc. (a)	23,800	499,086
H&R Block, Inc.	41,600	794,560
Hillenbrand, Inc.	71,300	1,195,701
		2,489,347
Hotels, Restaurants & Leisure - 0.8%
Gaylord Entertainment Co. (a)(f)	47,800	313,568
Las Vegas Sands Corp. unit	16,900	642,200
McDonald's Corp.	44,649	2,332,910
WMS Industries, Inc. (a)	13,000	235,690
		3,524,368
Household Durables - 2.2%
Black & Decker Corp.	23,600	558,612
Centex Corp.	153,900	955,719
D.R. Horton, Inc.	150,358	1,270,525
KB Home	160,098	1,424,872
Meritage Homes Corp. (a)	131,900	1,308,448
NVR, Inc. (a)	2,100	698,817
Pulte Homes, Inc.	197,200	1,810,296
Ryland Group, Inc.	100,900	1,425,717
The Stanley Works	23,510	629,128
		10,082,134
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.4%
The Walt Disney Co.	59,600	$ 999,492
Time Warner, Inc.	109,100	832,433
		1,831,925
Specialty Retail - 1.1%
Home Depot, Inc.	100,600	2,101,534
Lowe's Companies, Inc.	52,200	826,848
OfficeMax, Inc.	91,600	349,912
Staples, Inc.	57,000	909,150
The Children's Place Retail Stores, Inc. (a)	51,840	947,635
		5,135,079
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	14,700	506,709
VF Corp.	14,100	731,790
		1,238,499
TOTAL CONSUMER DISCRETIONARY		25,355,588
CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Carlsberg AS:
Series A	12,500	480,522
Series B	3,475	117,102
Molson Coors Brewing Co. Class B	10,900	384,007
The Coca-Cola Co.	24,321	993,513
		1,975,144
Food & Staples Retailing - 0.7%
Kroger Co.	41,600	859,872
Wal-Mart Stores, Inc.	42,500	2,092,700
Winn-Dixie Stores, Inc. (a)	35,666	344,890
		3,297,462
Food Products - 0.7%
B&G Foods, Inc. unit	156,900	1,471,722
Cermaq ASA	2,800	11,328
Ralcorp Holdings, Inc. (a)	13,900	842,340
Tyson Foods, Inc. Class A	86,500	729,195
		3,054,585
Household Products - 0.6%
Procter & Gamble Co.	55,400	2,668,618
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
British American Tobacco PLC (United Kingdom)	55,300	$ 1,413,343
Philip Morris International, Inc.	44,000	1,472,680
		2,886,023
TOTAL CONSUMER STAPLES		13,881,832
ENERGY - 8.7%
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc. (a)	80,300	2,146,419
Noble Corp.	56,250	1,383,188
		3,529,607
Oil, Gas & Consumable Fuels - 7.9%
Chesapeake Energy Corp.	90,800	1,420,112
Chevron Corp.	111,300	6,757,023
ConocoPhillips	81,200	3,032,820
Exxon Mobil Corp.	266,340	18,084,475
Foundation Coal Holdings, Inc.	72,700	1,169,016
Noble Energy, Inc.	35,000	1,593,900
Range Resources Corp.	34,000	1,209,380
Southwestern Energy Co. (a)	75,800	2,180,766
Ultra Petroleum Corp. (a)	38,500	1,352,890
		36,800,382
TOTAL ENERGY		40,329,989
FINANCIALS - 20.0%
Capital Markets - 2.0%
Bank of New York Mellon Corp.	95,139	2,109,232
Charles Schwab Corp.	87,500	1,112,125
Goldman Sachs Group, Inc.	34,000	3,096,720
Morgan Stanley	141,200	2,759,048
		9,077,125
Commercial Banks - 2.3%
Comerica, Inc.	46,700	700,967
KeyCorp	188,700	1,322,787
Pacific Continental Corp.	35,500	399,020
PacWest Bancorp	61,800	845,424
PNC Financial Services Group, Inc.	34,300	937,762
TCF Financial Corp.	63,600	779,736
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	110,700	$ 1,584,117
Wells Fargo & Co.	336,500	4,071,650
		10,641,463
Diversified Financial Services - 2.2%
Bank of America Corp.	553,569	2,186,598
Citigroup, Inc.	526,300	789,450
JPMorgan Chase & Co.	317,740	7,260,359
		10,236,407
Insurance - 2.4%
ACE Ltd.	31,900	1,164,669
Axis Capital Holdings Ltd.	82,918	1,855,705
Endurance Specialty Holdings Ltd.	71,500	1,599,455
Everest Re Group Ltd.	51,700	3,367,221
MetLife, Inc.	25,798	476,231
Reinsurance Group of America, Inc.	9,761	265,499
RenaissanceRe Holdings Ltd.	28,800	1,296,864
The Travelers Companies, Inc.	34,000	1,229,100
		11,254,744
Real Estate Investment Trusts - 10.5%
Alexandria Real Estate Equities, Inc.	32,800	1,310,688
American Campus Communities, Inc.	34,000	582,080
Apartment Investment & Management Co. Class A	153,984	803,796
AvalonBay Communities, Inc.	21,675	919,454
Boston Properties, Inc.	37,314	1,383,976
Camden Property Trust (SBI)	74,400	1,397,976
CBL & Associates Properties, Inc.	233,700	724,470
Corporate Office Properties Trust (SBI)	85,400	2,135,000
Developers Diversified Realty Corp.	169,500	500,025
DiamondRock Hospitality Co.	225,800	697,722
Digital Realty Trust, Inc.	86,900	2,597,441
Duke Realty LP	100,200	691,380
Equity Residential (SBI)	96,180	1,692,768
HCP, Inc.	74,100	1,353,807
Healthcare Realty Trust, Inc.	115,600	1,675,044
Highwoods Properties, Inc. (SBI)	124,500	2,351,805
Home Properties, Inc. (f)	52,400	1,390,696
Host Hotels & Resorts, Inc.	92,845	343,527
Inland Real Estate Corp.	130,900	1,021,020
Kilroy Realty Corp.	26,300	489,443
Kimco Realty Corp.	105,538	934,011
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties (SBI)	89,700	$ 477,204
Omega Healthcare Investors, Inc.	46,500	610,545
Plum Creek Timber Co., Inc.	43,500	1,141,005
Potlatch Corp.	59,830	1,362,329
ProLogis Trust	268,165	1,552,675
Public Storage	58,036	3,219,837
Rayonier, Inc.	30,120	801,192
Regency Centers Corp.	53,500	1,443,430
Simon Property Group, Inc.	103,910	3,439,421
SL Green Realty Corp.	91,800	1,066,716
Sunstone Hotel Investors, Inc.	364,256	797,721
Tanger Factory Outlet Centers, Inc. (f)	31,400	866,640
The Macerich Co. (f)	73,700	841,654
UDR, Inc.	76,000	601,160
Ventas, Inc.	121,300	2,616,441
Vornado Realty Trust	88,950	2,911,334
Westfield Group unit	4,986	33,436
		48,778,869
Real Estate Management & Development - 0.5%
Brookfield Properties Corp.	88,800	439,561
CB Richard Ellis Group, Inc. Class A (a)	373,600	1,079,704
Forestar Group, Inc. (a)	98,300	739,216
		2,258,481
Thrifts & Mortgage Finance - 0.1%
Washington Federal, Inc.	63,185	719,677
TOTAL FINANCIALS		92,966,766
HEALTH CARE - 6.8%
Biotechnology - 0.7%
Amgen, Inc. (a)	51,700	2,529,681
Biogen Idec, Inc. (a)	16,900	778,076
		3,307,757
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	30,000	1,527,300
C.R. Bard, Inc.	15,088	1,210,963
Covidien Ltd.	55,582	1,760,282
Hospira, Inc. (a)	25,900	600,880
		5,099,425
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.	23,700	$ 752,712
Capital Senior Living Corp. (a)	10,500	30,450
Emeritus Corp. (a)	124,401	835,975
Medco Health Solutions, Inc. (a)	26,370	1,070,095
Universal Health Services, Inc. Class B	18,600	685,038
		3,374,270
Pharmaceuticals - 4.3%
Johnson & Johnson	79,400	3,970,000
Merck & Co., Inc.	121,900	2,949,980
Pfizer, Inc.	555,800	6,841,898
Schering-Plough Corp.	82,900	1,441,631
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,700	1,234,866
Wyeth	79,400	3,241,108
		19,679,483
TOTAL HEALTH CARE		31,460,935
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.8%
Heico Corp. Class A	16,414	327,788
Lockheed Martin Corp.	9,500	599,545
Northrop Grumman Corp.	31,700	1,184,312
Raytheon Co.	21,000	839,370
Stanley, Inc. (a)	20,600	638,806
		3,589,821
Airlines - 0.1%
AirTran Holdings, Inc. (a)	57,521	171,988
Delta Air Lines, Inc. (a)	57,375	288,596
US Airways Group, Inc. (a)	36,500	104,025
		564,609
Building Products - 0.3%
Masco Corp.	75,900	390,885
Owens Corning (a)	111,900	934,365
		1,325,250
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	55,400	431,566
Republic Services, Inc.	80,470	1,601,353
		2,032,919
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.3%
Cummins, Inc.	31,100	$ 646,880
PACCAR, Inc.	33,200	832,324
		1,479,204
Professional Services - 0.1%
Equifax, Inc.	25,700	552,550
Road & Rail - 0.5%
Con-way, Inc.	58,594	885,355
Ryder System, Inc.	17,400	397,764
Union Pacific Corp.	22,400	840,448
		2,123,567
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	21,500	235,855
TOTAL INDUSTRIALS		11,903,775
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	83,300	1,213,681
Juniper Networks, Inc. (a)	116,700	1,658,307
		2,871,988
Computers & Peripherals - 0.4%
International Business Machines Corp.	14,400	1,325,232
NCR Corp. (a)	87,900	696,168
		2,021,400
Electronic Equipment & Components - 1.6%
Agilent Technologies, Inc. (a)	12,500	173,375
Amphenol Corp. Class A	124,600	3,167,332
Arrow Electronics, Inc. (a)	72,233	1,201,235
Avnet, Inc. (a)	67,700	1,169,179
Flextronics International Ltd. (a)	105,400	217,124
Ingram Micro, Inc. Class A (a)	89,350	973,022
Tyco Electronics Ltd.	33,325	315,921
		7,217,188
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	72,400	1,399,492
IT Services - 1.4%
Fidelity National Information Services, Inc.	43,000	752,500
Lender Processing Services, Inc.	75,182	1,969,017
NCI, Inc. Class A (a)	71,340	1,940,448
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	37,400	$ 417,384
Visa, Inc.	26,700	1,514,157
		6,593,506
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	42,600	794,064
Applied Materials, Inc.	92,500	851,925
ASML Holding NV (NY Shares)	55,500	839,715
Intel Corp.	108,100	1,377,194
Lam Research Corp. (a)	43,395	848,806
ON Semiconductor Corp. (a)	379,300	1,388,238
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	116,333	877,151
Texas Instruments, Inc.	100,800	1,446,480
Varian Semiconductor Equipment Associates, Inc. (a)	65,200	1,189,900
		9,613,473
TOTAL INFORMATION TECHNOLOGY		29,717,047
MATERIALS - 1.3%
Chemicals - 0.6%
Albemarle Corp.	51,856	1,003,414
Arkema	16,100	214,571
Celanese Corp. Class A	82,100	701,134
Lubrizol Corp.	15,919	437,613
Solutia, Inc. (a)	98,620	369,825
		2,726,557
Containers & Packaging - 0.4%
Pactiv Corp. (a)	38,100	603,123
Rock-Tenn Co. Class A	16,900	466,609
Temple-Inland, Inc.	123,711	587,627
		1,657,359
Metals & Mining - 0.3%
Barrick Gold Corp.	10,600	320,379
Freeport-McMoRan Copper & Gold, Inc. Class B	10,600	322,452
Goldcorp, Inc.	10,700	310,869
Kinross Gold Corp.	22,100	349,528
Newmont Mining Corp.	8,000	333,040
		1,636,268
TOTAL MATERIALS		6,020,184
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	271,115	$ 6,444,404
Verizon Communications, Inc.	148,200	4,228,146
		10,672,550
UTILITIES - 2.6%
Electric Utilities - 1.2%
Entergy Corp.	21,300	1,435,407
Exelon Corp.	56,500	2,667,930
FirstEnergy Corp.	38,100	1,621,536
		5,724,873
Multi-Utilities - 1.4%
Sempra Energy	59,700	2,481,729
Wisconsin Energy Corp.	99,700	3,970,054
		6,451,783
TOTAL UTILITIES		12,176,656
TOTAL COMMON STOCKS (Cost $420,322,901)		274,485,322
Preferred Stocks - 21.2%

Convertible Preferred Stocks - 6.7%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	1,903
Media - 0.2%
Emmis Communications Corp. Series A, 6.25%	10,100	19,998
Interpublic Group of Companies, Inc. 5.25%	2,500	896,875
		916,873
TOTAL CONSUMER DISCRETIONARY		918,776
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Archer Daniels Midland Co. 6.25%	26,300	929,442
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER STAPLES - continued
Food Products - continued
Bunge Ltd.:
4.875%	700	$ 44,442
5.125%	2,800	1,286,494
		2,260,378
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp. 4.50%	20,500	1,191,563
El Paso Corp.:
4.99% (g)	3,000	1,845,090
4.99%	2,200	1,353,066
		4,389,719
FINANCIALS - 1.1%
Commercial Banks - 0.5%
KeyCorp Series A, 7.75%	12,100	744,150
Wells Fargo & Co. 7.50%	3,439	1,581,940
		2,326,090
Diversified Financial Services - 0.5%
Bank of America Corp. Series L, 7.25%	3,582	1,271,610
Carriage Services Capital Trust 7.00% TIDES	45,000	1,125,000
CIT Group, Inc. Series C, 8.75%	8,000	119,360
		2,515,970
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	13,300	61,313
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	34,390	318,383
TOTAL FINANCIALS		5,221,756
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	2,800	1,093,708
Pharmaceuticals - 0.4%
Mylan, Inc. 6.50%	2,115	1,718,438
TOTAL HEALTH CARE		2,812,146
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
Avery Dennison Corp. 7.875%	14,800	$ 381,840
Road & Rail - 0.2%
Kansas City Southern 5.125%	1,645	1,124,325
TOTAL INDUSTRIALS		1,506,165
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies Capital Trust I 77.50%	600	150,000
MATERIALS - 1.3%
Chemicals - 0.2%
Celanese Corp. 4.25%	86,600	1,085,098
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	3,302	2,526,813
6.75%	48,000	2,596,176
		5,122,989
TOTAL MATERIALS		6,208,087
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 6.25% PIERS	7,200	309,600
UTILITIES - 1.6%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. 4.00% (g)	1,650	1,563,375
Multi-Utilities - 1.3%
CMS Energy Corp. 4.50%	100,000	5,874,000
TOTAL UTILITIES		7,437,375
TOTAL CONVERTIBLE PREFERRED STOCKS		31,214,002
Nonconvertible Preferred Stocks - 14.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	481,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
H.J. Heinz Finance Co. 8.00% (g)	30	$ 2,430,000
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	19,375	1,472,500
FINANCIALS - 5.5%
Capital Markets - 1.2%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	697,600
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	506,000
Series D, 4.00%	200,000	2,400,000
Morgan Stanley Capital I Trust 6.60%	120,000	1,701,600
		5,305,200
Commercial Banks - 1.7%
ABN AMRO Capital Funding Trust V 5.90%	20,000	70,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	144,228
Barclays Bank PLC Series 2	40,000	250,000
BNY Capital V 5.95%	115,000	1,979,150
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	1,000,000
Keycorp Capital IX 6.75%	40,000	417,200
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	160,000
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	300,000
6.50%	40,000	530,000
6.80%	160,000	1,953,600
USB Capital XII 6.30%	80,000	1,200,000
		8,004,178
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	15,420
Diversified Financial Services - 0.9%
Bank of America Corp.:
3.00%	70,000	309,400
4.00%	97,700	505,109
Series D, 6.204%	20,000	146,000
Series E, 4.00%	80,000	448,000
Series H, 8.20%	80,000	699,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Bank Capital Funding Trust VIII 6.375%	80,000	$ 704,000
General Electric Capital Corp. 6.05%	80,000	1,356,000
		4,167,709
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	424,000
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Series V, 8.00%	79,000	850,040
Hospitality Properties Trust:
Series B, 8.875%	125,000	1,525,000
Series C, 7.00%	100,000	1,009,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	342,000
Public Storage Series M, 6.625%	80,000	1,373,600
Vornado Realty Trust Series E, 7.00%	40,000	558,800
		5,658,440
Thrifts & Mortgage Finance - 0.4%
Fannie Mae:
Series E, 5.10%	27,562	6,891
Series H, 5.81%	71,200	119,616
Series I, 5.375%	5,000	6,750
Series L, 5.125%	140,900	112,720
Series N, 5.50%	92,650	74,120
Series O, 7.00%	42,200	37,136
Series R, 7.65%	40,000	28,000
Series T, 8.25%	40,000	30,000
Freddie Mac:
5.30%	40,000	14,000
Series F, 5.00%	68,500	32,880
Series H, 5.10%	10,300	4,223
Series K, 5.79%	25,200	12,600
Series O, 5.81%	19,500	15,600
Series R, 5.70%	117,000	76,050
Series S, 4.00%	10,000	5,000
Series U, 5.90%	40,000	14,000
Series V, 5.57%	566,000	181,120
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series W, 5.66%	161,600	$ 54,944
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	887,200
		1,712,850
TOTAL FINANCIALS		25,287,797
MATERIALS - 0.3%
Chemicals - 0.2%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	714,285
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400	393,600
TOTAL MATERIALS		1,107,885
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 6.375%	181,800	4,574,088
UTILITIES - 6.8%
Electric Utilities - 5.9%
Alabama Power Co.:
4.60%	2,000	80,000
5.20%	84,600	1,789,290
5.625%	80,000	1,540,000
6.45%	80,000	1,640,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	880,000
Duquesne Light Co. 6.50%	106,050	3,711,750
FPL Group Capital Trust I 5.875%	20,000	486,800
FPL Group Capital, Inc. Series E, 7.45%	80,000	2,052,800
Mid-American Energy Co. 4.40%	5,000	370,625
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	363,350
Series B, 5.50%	61,900	1,509,741
Series D 5.00%	69,200	1,522,400
PPL Electric Utilities Corp. 6.25%	230,000	4,980,949
Southern California Edison Co.:
6.125%	35,000	2,730,000
Series B, 4.08%	27,271	477,788
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
Series C:
4.24%	94,600	$ 1,702,800
6.00%	20,000	1,100,000
Series D, 4.32%	15,000	276,000
		27,214,293
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	276,000
Multi-Utilities - 0.9%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,443,944
San Diego Gas & Electric Co. 1.70%	67,548	1,661,262
		4,105,206
TOTAL UTILITIES		31,595,499
TOTAL NONCONVERTIBLE PREFERRED STOCKS		66,948,969
TOTAL PREFERRED STOCKS (Cost $204,913,757)		98,162,971
Preferred Securities - 0.3%
	Principal Amount
FINANCIALS - 0.3%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% 12/31/49 (g)(h)	$ 3,000,000	1,241,274
SunTrust Preferred Capital I 5.853% 12/15/49 (h)	1,000,000	212,221
		1,453,495
TOTAL PREFERRED SECURITIES (Cost $4,000,000)		1,453,495
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.59% (b)	4,927,654	$ 4,927,654
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	1,775,400	1,775,400
TOTAL MONEY MARKET FUNDS (Cost $6,703,054)		6,703,054
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $739,811,762)		462,907,488
NET OTHER ASSETS - 0.2%		958,397
NET ASSETS - 100%		$ 463,865,885
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,781,650 or 4.9% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,382
Fidelity Securities Lending Cash Central Fund	3,355
Total	$ 25,737
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 462,907,488	$ 325,551,014	$ 136,256,474	$ 1,100,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,000,000
Total Realized Gain (Loss)	(78,312)
Total Unrealized Gain (Loss)	(1,047,800)
Cost of Purchases	-
Proceeds of Sales	(231,688)
Amortization/Accretion	-
Transfer in/out of Level 3	457,800
Ending Balance	$ 1,100,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $755,197,579. Net unrealized depreciation aggregated $292,290,091, of which $7,473,377 related to appreciated investment securities and $299,763,468 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Certain of the Fund's securities are valued at period end by a single source or dealer. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2009